UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CAPITAL GROWTH FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48453-1214                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
October 31, 2014 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
                 EQUITY SECURITIES (99.6%)

                 COMMON STOCKS (98.9%)

                 CONSUMER DISCRETIONARY (13.7%)
                 ------------------------------
                 APPAREL RETAIL (0.7%)
        73,500   TJX Companies, Inc.                                           $    4,654
                                                                               ----------
                 APPAREL, ACCESSORIES & LUXURY GOODS (1.1%)
        71,600   Hanesbrands, Inc.                                                  7,561
                                                                               ----------
                 AUTOMOBILE MANUFACTURERS (3.3%)
       252,000   Fuji Heavy Industries Ltd.                                         8,074
        42,808   KIA Motors Corp.                                                   2,087
       146,600   Mazda Motor Corp.                                                  3,323
       174,600   Toyota Motor Corp.                                                10,101
                                                                               ----------
                                                                                   23,585
                                                                               ----------
                 AUTOMOTIVE RETAIL (0.6%)
        23,800   O'Reilly Automotive, Inc.*                                         4,186
                                                                               ----------
                 BROADCASTING (0.9%)
     1,964,881   ITV plc                                                            6,381
                                                                               ----------
                 CABLE & SATELLITE (1.6%)
        85,600   Comcast Corp. "A"                                                  4,738
        47,100   Time Warner Cable, Inc.                                            6,933
                                                                               ----------
                                                                                   11,671
                                                                               ----------
                 COMPUTER & ELECTRONICS RETAIL (0.7%)
       770,443   Dixons Carphone plc                                                4,871
                                                                               ----------
                 DEPARTMENT STORES (1.7%)
       100,200   Macy's, Inc.                                                       5,794
        61,643   Next plc                                                           6,355
                                                                               ----------
                                                                                   12,149
                                                                               ----------
                 HOME IMPROVEMENT RETAIL (1.7%)
        57,900   Home Depot, Inc.                                                   5,646
       116,900   Lowe's Companies, Inc.                                             6,687
                                                                               ----------
                                                                                   12,333
                                                                               ----------
                 HOMEBUILDING (0.4%)
       110,200   Bellway plc                                                        3,083
                                                                               ----------
                 RESTAURANTS (0.6%)
        74,100   Brinker International, Inc.                                        3,975
                                                                               ----------
                 SPECIALTY STORES (0.4%)
        40,000   PetSmart, Inc.                                                     2,894
                                                                               ----------
                 Total Consumer Discretionary                                      97,343
                                                                               ----------

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1  | USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
                 CONSUMER STAPLES (8.7%)
                 -----------------------
                 AGRICULTURAL PRODUCTS (0.6%)
        84,300   Archer-Daniels-Midland Co.                                    $    3,962
                                                                               ----------
                 DRUG RETAIL (1.1%)
        90,400   CVS Health Corp.                                                   7,757
                                                                               ----------
                 FOOD RETAIL (1.8%)
       285,171   Koninklijke Ahold N.V.                                             4,767
       139,580   Kroger Co.                                                         7,776
                                                                               ----------
                                                                                   12,543
                                                                               ----------
                 HOUSEHOLD PRODUCTS (2.0%)
        51,900   Kimberly-Clark Corp.                                               5,931
        47,250   Procter & Gamble Co.                                               4,123
        49,946   Reckitt Benckiser Group plc                                        4,195
                                                                               ----------
                                                                                   14,249
                                                                               ----------
                 HYPERMARKETS & SUPER CENTERS (0.4%)
        42,000   Wal-Mart Stores, Inc.                                              3,203
                                                                               ----------
                 PACKAGED FOODS & MEAT (0.8%)
       147,100   Tyson Foods, Inc. "A"                                              5,936
                                                                               ----------
                 SOFT DRINKS (0.8%)
        58,100   PepsiCo, Inc.                                                      5,588
                                                                               ----------
                 TOBACCO (1.2%)
       174,500   Altria Group, Inc.                                                 8,435
                                                                               ----------
                 Total Consumer Staples                                            61,673
                                                                               ----------
                 ENERGY (8.3%)
                 -------------
                 INTEGRATED OIL & GAS (3.7%)
     5,540,000   China Petroleum and Chemical Corp. "H"                             4,800
       613,881   Gazprom OAO ADR                                                    4,069
        47,900   Occidental Petroleum Corp.                                         4,260
     3,982,000   PetroChina Co. Ltd. "H"                                            4,991
       231,400   Royal Dutch Shell plc "A"                                          8,261
                                                                               ----------
                                                                                   26,381
                                                                               ----------
                 OIL & GAS DRILLING (0.8%)
       139,500   Patterson-UTI Energy, Inc.                                         3,213
        52,957   Unit Corp.*                                                        2,564
                                                                               ----------
                                                                                    5,777
                                                                               ----------
                 OIL & GAS EXPLORATION & PRODUCTION (1.0%)
       225,600   EnCana Corp.                                                       4,204
       171,600   Enerplus Corp.                                                     2,457
                                                                               ----------
                                                                                    6,661
                                                                               ----------
                 OIL & GAS REFINING & MARKETING (2.8%)
        38,800   Marathon Petroleum Corp.                                           3,527
       215,883   Neste Oil OYJ                                                      4,667
        77,630   Phillips 66                                                        6,094
       113,900   Valero Energy Corp.                                                5,705
                                                                               ----------
                                                                                   19,993
                                                                               ----------
                 Total Energy                                                      58,812
                                                                               ----------
                 FINANCIALS (17.5%)
                 ------------------
                 ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
       133,100   Blackstone Group LP                                                4,009
                                                                               ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
                 DIVERSIFIED BANKS (6.7%)
     6,260,000   Agricultural Bank of China Ltd. "H"                           $    2,906
       314,900   Bank of America Corp.                                              5,404
     9,278,000   Bank of China Ltd. "H"                                             4,438
     1,627,000   BOC Hong Kong Holdings Ltd.                                        5,423
     5,021,000   China Construction Bank Corp. "H"                                  3,742
     1,799,400   China Merchants Bank Co. Ltd. "H"                                  3,336
       273,708   Credit Agricole S.A.                                               4,046
     6,758,000   Industrial & Commercial Bank of China Ltd. "H"                     4,462
       120,000   JPMorgan Chase & Co.                                               7,257
       422,000   Oversea-Chinese Banking Corp. Ltd.                                 3,249
        89,300   Sumitomo Mitsui Financial Group, Inc.                              3,498
                                                                               ----------
                                                                                   47,761
                                                                               ----------
                 MULTI-LINE INSURANCE (3.6%)
        97,650   Ageas                                                              3,261
        36,300   Allianz SE                                                         5,763
        84,500   American International Group, Inc.                                 4,527
        81,200   Assurant, Inc.                                                     5,539
        20,400   Zurich Financial Services AG                                       6,166
                                                                               ----------
                                                                                   25,256
                                                                               ----------
                 OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
       325,700   ORIX Corp.                                                         4,374
                                                                               ----------
                 PROPERTY & CASUALTY INSURANCE (1.7%)
        79,800   Allied World Assurance Co.                                         3,032
        78,000   Allstate Corp.                                                     5,058
       113,300   Tokio Marine Holdings, Inc.                                        3,544
                                                                               ----------
                                                                                   11,634
                                                                               ----------
                 REAL ESTATE DEVELOPMENT (1.0%)
       576,000   China Overseas Land & Investment Ltd.                              1,675
     5,527,000   Country Garden Holdings Co. Ltd.                                   2,174
     1,512,000   Shimao Property Holdings Ltd.                                      3,256
                                                                               ----------
                                                                                    7,105
                                                                               ----------
                 REGIONAL BANKS (1.7%)
       209,900   Fifth Third Bancorp                                                4,196
     2,079,000   Shinsei Bank Ltd.                                                  4,516
        91,900   SunTrust Banks, Inc.                                               3,597
                                                                               ----------
                                                                                   12,309
                                                                               ----------
                 REINSURANCE (1.6%)
        50,705   Hannover Rueck SE                                                  4,225
        21,724   Muenchener Rueckversicherungs-Gesellschaft AG                      4,270
        27,100   RenaissanceRe Holdings Ltd.                                        2,800
                                                                               ----------
                                                                                   11,295
                                                                               ----------
                 Total Financials                                                 123,743
                                                                               ----------
                 HEALTH CARE (11.2%)
                 -------------------
                 BIOTECHNOLOGY (3.6%)
        67,635   Actelion Ltd.                                                      8,042
        35,500   Amgen, Inc.                                                        5,758
        89,600   Myriad Genetics, Inc.*                                             3,538
        60,800   United Therapeutics Corp.*                                         7,963
                                                                               ----------
                                                                                   25,301
                                                                               ----------
                 HEALTH CARE DISTRIBUTORS (1.8%)
        82,450   Cardinal Health, Inc.                                              6,471
        33,300   McKesson Corp.                                                     6,773
                                                                               ----------
                                                                                   13,244
                                                                               ----------

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3  | USAA Capital Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
                 HEALTH CARE EQUIPMENT (0.7%)
        72,400   Medtronic, Inc.                                               $    4,935
                                                                               ----------
                 PHARMACEUTICALS (5.1%)
        99,300   AbbVie, Inc.                                                       6,302
       125,165   Novo Nordisk A/S "B"                                               5,662
       220,400   Pfizer, Inc.                                                       6,601
        39,268   Roche Holding AG                                                  11,579
        87,701   Shire plc                                                          5,840
                                                                               ----------
                                                                                   35,984
                                                                               ----------
                 Total Health Care                                                 79,464
                                                                               ----------
                 INDUSTRIALS (13.2%)
                 -------------------
                 AEROSPACE & DEFENSE (6.3%)
        41,900   Alliant Techsystems, Inc.                                          4,901
        56,500   Boeing Co.                                                         7,057
     1,295,843   Cobham plc                                                         6,030
        35,500   Huntington Ingalls Industries, Inc.                                3,757
        47,600   Lockheed Martin Corp.                                              9,071
        60,600   Northrop Grumman Corp.                                             8,360
        54,900   Raytheon Co.                                                       5,703
                                                                               ----------
                                                                                   44,879
                                                                               ----------
                 AIRLINES (1.5%)
       134,600   Alaska Air Group, Inc.                                             7,165
       999,136   Turk Hava Yollari AO*                                              3,277
                                                                               ----------
                                                                                   10,442
                                                                               ----------
                 CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.4%)
       221,000   Hino Motors Ltd.                                                   3,120
                                                                               ----------
                 HEAVY ELECTRICAL EQUIPMENT (0.8%)
       429,000   Mitsubishi Electric Corp.                                          5,334
                                                                               ----------
                 HUMAN RESOURCE & EMPLOYMENT SERVICES (0.5%)
        49,800   Adecco S.A.                                                        3,367
                                                                               ----------
                 INDUSTRIAL CONGLOMERATES (0.6%)
        38,600   Siemens AG                                                         4,349
                                                                               ----------
                 INDUSTRIAL MACHINERY (1.0%)
        41,000   Duerr AG                                                           2,871
        48,800   Illinois Tool Works, Inc.                                          4,443
                                                                               ----------
                                                                                    7,314
                                                                               ----------
                 RAILROADS (2.1%)
        85,200   Canadian Natlional Railway Co.                                     6,007
        36,700   Central Japan Railway Co.                                          5,393
        74,300   West Japan Railway Co.                                             3,502
                                                                               ----------
                                                                                   14,902
                                                                               ----------
                 Total Industrials                                                 93,707
                                                                               ----------
                 INFORMATION TECHNOLOGY (12.0%)
                 ------------------------------
                 APPLICATION SOFTWARE (0.6%)
       117,300   Aspen Technology, Inc.*                                            4,332
                                                                               ----------
                 COMMUNICATIONS EQUIPMENT (1.5%)
       565,000   Brocade Communications Systems, Inc.                               6,063
       203,800   Juniper Networks, Inc.                                             4,294
                                                                               ----------
                                                                                   10,357
                                                                               ----------
                 DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
        64,480   Computer Sciences Corp.                                            3,895

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES        SECURITY                                                           (000)
-----------------------------------------------------------------------------------------
        25,400   Visa, Inc. "A"                                                $    6,132
                                                                               ----------
                                                                                   10,027
                                                                               ----------
                 INTERNET SOFTWARE & SERVICES (1.0%)
        90,600   Facebook, Inc. "A"*                                                6,794
                                                                               ----------
                 SEMICONDUCTORS (1.3%)
        56,500   NXP Semiconductors N.V.*                                           3,879
       106,800   Texas Instruments, Inc.                                            5,304
                                                                               ----------
                                                                                    9,183
                                                                               ----------
                 SYSTEMS SOFTWARE (1.4%)
       125,700   Oracle Corp.                                                       4,908
       195,800   Symantec Corp.                                                     4,860
                                                                               ----------
                                                                                    9,768
                                                                               ----------
                 TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (4.8%)
       179,757   Apple, Inc.                                                       19,414
        98,200   Hewlett-Packard Co.                                                3,523
         5,511   Samsung Electronics Co. Ltd.                                       6,415
        53,000   SanDisk Corp.                                                      4,989
                                                                               ----------
                                                                                   34,341
                                                                               ----------
                 Total Information Technology                                      84,802
                                                                               ----------
                 MATERIALS (7.1%)
                 ----------------
                 COMMODITY CHEMICALS (1.6%)
       564,000   Asahi Kasei Corp.                                                  4,528
        33,700   LyondellBasell Industries N.V. "A"                                 3,088
        56,200   Methanex Corp.                                                     3,340
                                                                               ----------
                                                                                   10,956
                                                                               ----------
                 CONSTRUCTION MATERIALS (0.4%)
     1,487,000   PT Indocement Tunggal Prakarsa Tbk                                 2,953
                                                                               ----------
                 DIVERSIFIED CHEMICALS (0.6%)
        80,700   Dow Chemical Co.                                                   3,987
                                                                               ----------
                 DIVERSIFIED METALS & MINING (0.5%)
        78,500   Rio Tinto plc                                                      3,732
                                                                               ----------
                 PAPER PACKAGING (2.0%)
        71,280   Avery Dennison Corp.                                               3,339
        93,800   Packaging Corp. of America                                         6,761
       197,854   Smurfit Kappa Group plc                                            4,084
                                                                               ----------
                                                                                   14,184
                                                                               ----------
                 PAPER PRODUCTS (1.5%)
       118,400   International Paper Co.                                            5,993
       282,141   Mondi plc                                                          4,753
                                                                               ----------
                                                                                   10,746
                                                                               ----------
                 SPECIALTY CHEMICALS (0.5%)
        18,193   PPG Industries, Inc.                                               3,706
                                                                               ----------
                 Total Materials                                                   50,264
                                                                               ----------
                 TELECOMMUNICATION SERVICES (2.8%)
                 ---------------------------------
                 INTEGRATED TELECOMMUNICATION SERVICES (2.1%)
       912,050   BT Group plc                                                       5,362
       224,662   Hellenic Telecommunications Organization (OTE S.A.)*               2,536
        58,800   Nippon Telegraph & Telephone Corp.                                 3,608
        71,400   Verizon Communications, Inc.                                       3,588
                                                                               ----------
                                                                                   15,094
                                                                               ----------

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5  | USAA Capital Growth Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES        SECURITY                                                                                    (000)
------------------------------------------------------------------------------------------------------------------
                 WIRELESS TELECOMMUNICATION SERVICES (0.7%)
       183,300   America Movil S.A.B. de C.V. ADR "L"                                                  $     4,475
                                                                                                       -----------
                 Total Telecommunication Services                                                           19,569
                                                                                                       -----------
                 UTILITIES (4.4%)
                 ----------------
                 ELECTRIC UTILITIES (1.5%)
        59,600   Entergy Corp.                                                                               5,008
     1,347,600   Tenaga Nasional Berhad                                                                      5,473
                                                                                                       -----------
                                                                                                            10,481
                                                                                                       -----------
                 GAS UTILITIES (1.0%)
      135,310    Enagas S.A.                                                                                 4,536
       96,520    Gas Natural SDG S.A.                                                                        2,783
                                                                                                       -----------
                                                                                                             7,319
                                                                                                       -----------
                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
     2,936,000   Huaneng Power International, Inc. "H"                                                       3,600
                                                                                                       -----------
                 MULTI-UTILITIES (1.4%)
       251,256   GDF Suez                                                                                    6,094
        81,500   Wisconsin Energy Corp.                                                                      4,048
                                                                                                       -----------
                                                                                                            10,142
                                                                                                       -----------
                 Total Utilities                                                                            31,542
                                                                                                       -----------
                 Total Common Stocks (cost: $543,359)                                                      700,919
                                                                                                       -----------
                 PREFERRED STOCKS (0.7%)

                 FINANCIALS (0.3%)
                 -----------------
                 DIVERSIFIED BANKS (0.3%)
       592,053   Itausa - Investimentos Itau S.A.                                                            2,363
                                                                                                       -----------
                 Total Financials                                                                            2,363
                                                                                                       -----------
                 UTILITIES (0.4%)
                 ----------------
                 RENEWABLE ELECTRICITY (0.4%)
       246,800   Companhia Energetica de Sao Paulo "B"                                                       2,433
                                                                                                       -----------
                 Total Utilities                                                                             2,433
                                                                                                       -----------
                 Total Preferred Stocks (cost: $5,440)                                                       4,796
                                                                                                       -----------
                 Total Equity Securities (cost: $548,799)                                                  705,715
                                                                                                       -----------
                 MONEY MARKET INSTRUMENTS (0.2%)

                 MONEY MARKET FUNDS (0.2%)
     1,660,042   State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (a)(cost: $1,660)      1,660
                                                                                                       -----------

                 TOTAL INVESTMENTS (COST: $550,459)                                                    $   707,375
                                                                                                       ===========

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                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                             (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                           QUOTED PRICES        OTHER           SIGNIFICANT
                                             IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                              MARKETS         OBSERVABLE          INPUTS
                                           FOR IDENTICAL        INPUTS
ASSETS                                        ASSETS                                                   TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                         $         700,919    $          --     $          --     $   700,919
  Preferred Stocks                                  4,796               --                --           4,796
Money Market Instruments:
  Money Market Funds                                1,660               --                --           1,660
------------------------------------------------------------------------------------------------------------
Total                                   $         707,375    $          --     $          --     $   707,375
------------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, common stocks with fair value of $260,086,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Capital Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

8  | USAA Capital Growth Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

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9  | USAA Capital Growth Fund

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measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $175,177,000 and $18,261,000, respectively, resulting in net unrealized appreciation of $156,916,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $708,852,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.6% of net assets at October 31, 2014.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2014.
*      Non-income-producing security.

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                                         Notes to Portfolio of Investments |  10


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/16/2014
         ------------------------------